Common Stock and Shares to be Issued	6 Months Ended	12 Months Ended
	Oct. 31, 2019	Apr. 30, 2019
Stockholders' Equity Note [Abstract]
Common Stock and Shares to be Issued

Note 5 - Common stock and Shares to be issued

The Company’s authorized share capital consists of 50 billion of shares of common stock and 10 billion of preferred stock. There are no preferred shares issued, and 22,196,289,678 common shares issued at October 31, 2019.

During the six months ended October 31, 2019:

●	the Company issued 450,000,000 shares of common stock to key consultants to secure their services in developing the business plan.
●	the Company issued 264,150,900 shares of common stock to a key consultant for $26,415 cash.
●	the Company issued 2,365,510,000 shares of common stock to settle shares to be issued obligations
●	the Company issued 1,020,000,000 shares of common stock held in escrow as a deposit to Pettanicals Pet Treats Inc. These shares will be released from escrow upon closing, refer to Note 7.

Note 6 - Common stock and Shares to be issued

The Company’s authorized share capital consists of 50 billion of shares of common stock and 10 billion of preferred stock. There are no preferred shares issued, and the following described the common shares issued:

	Common Shares	Share Capital ($)
Share Capital at April 30, 2017	18,546,446,678	6,953,960
Shares issued (i)	182,100	18
Share capital at April 30, 2018 and 2019	18,546,628,778	6,953,978

Shares to be issued - financing (ii)	940,510,000	94,051
Shares to be issued - services (iii)	975,000,000	97,500
Total shares to be issued at April 30, 2019	1,915,510,000	191,551

(i) During the year ended April 30, 2018 the Company issued 182,100 shares of common stock valued at $18, in exchange for the settlement of the Company’s debts to third parties.

(ii) In March 2019, the Company completed a financing of 940,510,000 shares at $0.0001 per share. These shares were not issued at April 30, 2019.

(iii) In March 2019, 2019 the Company committed to issue 975,000,000 shares of common stock to key consultants to secure their services in developing the business plan. These shares were not issued at April 30, 2019.